FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Sub-lease Receivables [Member]
Financial Assets [Abstract]
Financial assets		$ 0
Sub-lease Receivables [Member] | Carrying Amount [Member]
Financial Assets [Abstract]
Financial assets		0
Liquidity Risk [Member]
Financial Assets [Abstract]
Financial assets	$ 234,960	0
Financial Liabilities [Abstract]
Financial liabilities	4,086,053	2,144,071
Liquidity Risk [Member] | Carrying Amount [Member]
Financial Assets [Abstract]
Financial assets	223,559	0
Financial Liabilities [Abstract]
Financial liabilities	3,593,550	2,144,071
Liquidity Risk [Member] | Less Than or Equal to 1 Years [Member]
Financial Assets [Abstract]
Financial assets	121,035	0
Financial Liabilities [Abstract]
Financial liabilities	1,941,552	2,144,071
Liquidity Risk [Member] | 1-5 Years [Member]
Financial Assets [Abstract]
Financial assets	113,925	0
Financial Liabilities [Abstract]
Financial liabilities	2,144,501	0
Liquidity Risk [Member] | More Than or Equal to 5 Years [Member]
Financial Assets [Abstract]
Financial assets	0	0
Financial Liabilities [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | Sub-lease Receivables [Member]
Financial Assets [Abstract]
Financial assets	234,960
Liquidity Risk [Member] | Sub-lease Receivables [Member] | Less Than or Equal to 1 Years [Member]
Financial Assets [Abstract]
Financial assets	121,035
Liquidity Risk [Member] | Sub-lease Receivables [Member] | 1-5 Years [Member]
Financial Assets [Abstract]
Financial assets	113,925
Liquidity Risk [Member] | Sub-lease Receivables [Member] | More Than or Equal to 5 Years [Member]
Financial Assets [Abstract]
Financial assets	0
Liquidity Risk [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,007,507	2,144,071
Liquidity Risk [Member] | Trade and Other Payables [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,007,507	2,144,071
Liquidity Risk [Member] | Trade and Other Payables [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,007,507	2,144,071
Liquidity Risk [Member] | Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | Trade and Other Payables [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	$ 0
Liquidity Risk [Member] | Loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,771,412
Liquidity Risk [Member] | Loans and Borrowings [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,317,618
Liquidity Risk [Member] | Loans and Borrowings [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	777,424
Liquidity Risk [Member] | Loans and Borrowings [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,993,988
Liquidity Risk [Member] | Loans and Borrowings [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	307,134
Liquidity Risk [Member] | Lease Liabilities [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	268,425
Liquidity Risk [Member] | Lease Liabilities [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	156,621
Liquidity Risk [Member] | Lease Liabilities [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	150,513
Liquidity Risk [Member] | Lease Liabilities [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0